UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05767

DWS Strategic Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/24

Item 1.	Reports to Stockholders.

(a)

May 31, 2024
Semiannual Report
to Shareholders
DWS Strategic Municipal Income Trust
Ticker Symbol: KSM

Contents
4	Performance Summary
6	Important Notice
7	Portfolio Management Team
8	Portfolio Summary
10	Investment Portfolio
30	Statement of Assets and Liabilities
31	Statement of Operations
32	Statement of Cash Flows
33	Statements of Changes in Net Assets
34	Financial Highlights
37	Notes to Financial Statements
45	Plan of Liquidation and Termination of the Fund
47	Dividend Reinvestment and Cash Purchase Plan
50	Additional Information
The Fund’s investment objective is to provide a high level of current income exempt from federal income tax.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Strategic Municipal Income Trust

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the Fund’s shares is determined by a number of factors, several of which are beyond the control of the Fund. Therefore, the Fund cannot predict whether its shares will trade at, below or above net asset value.
Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS Strategic Municipal Income Trust	|	3

Performance SummaryMay 31, 2024 (Unaudited)
Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance.
Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.
Average Annual Total Returns as of 5/31/24
DWS Strategic Municipal Income Trust	6-Months‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	3.69%	5.51%	–0.27%	2.27%
Based on Market Price(a)	16.67%	20.69%	0.14%	1.77%
Bloomberg Municipal Bond Index(b)	0.37%	2.67%	0.93%	2.25%
Morningstar Closed-End High-Yield Municipal Funds Category(c)	3.89%	4.89%	0.10%	2.85%
Growth of an Assumed $10,000 Investment

Yearly periods ended May 31

The growth of $10,000 is cumulative.
‡	Total returns shown for periods less than one year are not annualized.

4	|	DWS Strategic Municipal Income Trust

(a)
Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price.
Each figure assumes that dividend and capital gain distributions, if any, were reinvested.
These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period. Expenses of the
Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The expense ratio of the Fund for the six months ended May 31, 2024 was 3.72% (1.12% excluding interest expense).

(b)
The unmanaged, unleveraged Bloomberg Municipal Bond Index covers the
U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(c)
Morningstar’s Closed-End High-Yield Municipal Funds category represents high-yield muni portfolios that typically invest at least 50% of assets in high-income municipal securities that are not rated or that are rated by a major agency such as Standard &
Poor’s or Moody’s at the level of BBB and below (considered part of the high-yield universe within the municipal industry). Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End High-Yield Municipal
Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Net Asset Value and Market Price
	As of 5/31/24	As of 11/30/23
Net Asset Value	$9.84	$9.66
Market Price	$9.49	$8.28
Premium (discount)	(3.56%)	(14.29%)
Prices and net asset value fluctuate and are not guaranteed.

DWS Strategic Municipal Income Trust	|	5

Distribution Information
Six Months as of 5/31/24: Income Dividends (common shareholders)	$.16
May Income Dividend (common shareholders)	$.0260
Current Annualized Distribution Rate (based on Net Asset Value) as of 5/31/24†	3.17%
Current Annualized Distribution Rate (based on Market Price) as of 5/31/24†	3.29%
Tax Equivalent Distribution Rate (based on Net Asset Value) as of 5/31/24†	5.36%
Tax Equivalent Distribution Rate (based on Market Price) as of 5/31/24†	5.55%

†
Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2024. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Tax equivalent distribution rate is based on the Fund’s distribution rate and a federal marginal income tax rate of 40.8%. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

Important Notice
On March 28, 2024, the Fund’s Board of Trustees approved the termination of the Fund, pursuant to which the Fund will make a liquidating distribution to shareholders no later than November 30, 2024.
On July 19, 2024, the Board of Trustees approved a Plan of Liquidation and Termination for the Fund (the “Plan” ) related to the previously announced liquidation of the Fund to occur no later than November 30, 2024. A final liquidating distribution is expected to be made on or about November 20, 2024, for the Fund. See also “Plan of Liquidation and Termination for the Fund.”

6	|	DWS Strategic Municipal Income Trust

Portfolio Management Team
Chad H. Farrington, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.
—Co-Head of Municipal Bond Department.
—BS, Montana State University.
Michael J. Generazo, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—Joined DWS in 1999.
—BS, Bryant College; MBA, Suffolk University.

DWS Strategic Municipal Income Trust	|	7

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/24	11/30/23
Revenue Bonds	84%	87%
General Obligation Bonds	7%	7%
Variable Rate Demand Notes	4%	0%
Lease Obligations	4%	4%
Other	1%	—
Escrow to Maturity/Prerefunded Bonds	0%	2%
	100%	100%

Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/24	11/30/23
AAA	2%	2%
AA	17%	15%
A	31%	35%
BBB	22%	21%
BB	9%	8%
Not Rated	19%	19%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Top Five State/Territory Allocations (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/24	11/30/23
Illinois	10%	11%
Florida	8%	9%
Texas	8%	8%
New York	7%	6%
Wisconsin	7%	7%

Interest Rate Sensitivity	5/31/24	11/30/23
Effective Maturity	11.4 years	13.1 years
Modified Duration to Worst	7.3 years	8.1 years

Leverage (As a % of Total Assets)	5/31/24	11/30/23
	35.50%	35.57%

8	|	DWS Strategic Municipal Income Trust

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.
Leverage results in additional risks and can magnify the effect of any gains or losses to a greater extent than if leverage were not used.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Additional Information section on page 50 for contact information.

DWS Strategic Municipal Income Trust	|	9

Investment Portfolioas of May 31, 2024 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 152.7%
Alabama 0.9%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	400,000	422,292
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	500,000	539,527
		961,819
Alaska 1.4%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	1,690,000	1,529,666
Arizona 2.1%
Arizona, Sierra Vista Industrial Development Authority Revenue, American Leadership Academy Inc., 144A, 5.75%, 6/15/2058	1,000,000	1,006,034
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	175,000	157,212
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	150,000	143,790
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project, Series 2022, 144A, 4.0%, 6/15/2057	515,000	386,604
Yavapai County, AZ, Industrial Development Authority, Hospital Facility, Regional Medical Center, 4.0%, 8/1/2043	675,000	629,927
		2,323,567
California 8.0%
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	415,000	393,360
California, CSCDA Community Improvement Authority, Essential Housing Revenue, Series A, 144A, 5.0%, 7/1/2051	250,000	238,735
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	115,000	115,302
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	1,310,000	1,578,578
California, Public Finance Authority Revenue, Enso VIillage Project, Series A, 144A, 5.0%, 11/15/2036	500,000	491,803
The accompanying notes are an integral part of the financial statements.

10	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2003-1, Public Improvements, Series B-2, 5.0%, 9/1/2052	1,500,000	1,406,035
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II” , 144A, 7.0%, 1/1/2039	840,000	881,132
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	455,000	456,130
Series B, AMT, 5.0%, 6/1/2048	60,000	59,761
California, State Public Finance Authority Revenue, ENSO Village Project, Series A, 144A, 5.0%, 11/15/2046	55,000	50,092
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 144A, 5.25%, 12/1/2056	925,000	929,150
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 3.13% (b), 6/7/2024, LOC: Wells Fargo Bank NA	100,000	100,000
California, University of California Revenue, Series Z-2, 5.37% (b), 6/7/2024	400,000	400,000
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series 2ND, AMT, 5.0%, 5/1/2048	1,110,000	1,119,803
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, Prerefunded, 5.0%, 1/15/2050	445,000	449,301
		8,669,182
Colorado 2.7%
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	635,000	663,097
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2048	260,000	247,360
Denver City & County, CO, Airport System Revenue, Series D, AMT, 5.75%, 11/15/2045	220,000	244,193
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	200,000	199,993
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 12/1/2043	535,000	550,923
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	300,000	261,815
Douglas County, CO, Rampart Range Metropolitan District No. 5, 4.0%, 12/1/2051	1,000,000	743,410
		2,910,791
The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	11

	Principal Amount ($)	Value ($)
District of Columbia 1.6%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	1,220,000	1,149,001
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	320,000	292,526
Metropolitan Washington, DC, Airport Authority, Dulles Toll Road Revenue, Series B, 3.0%, 10/1/2050, INS: AGMC	340,000	247,281
		1,688,808
Florida 12.9%
Brevard County, FL, Health Facilities Authority, Hospital Revenue, Health First, Inc., Series A, 4.0%, 4/1/2052	500,000	449,928
Broward County, FL, Airport System Revenue:
Series A, AMT, 4.0%, 10/1/2044	145,000	135,368
Series A, AMT, 4.0%, 10/1/2049	230,000	207,061
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	190,000	155,303
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044* (c)	216,251	5,839
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.0%, 6/1/2043	435,000	406,602
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	65,000	62,726
Series A-1, 5.0%, 11/1/2058	105,000	100,024
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	230,000	216,273
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	240,000	221,999
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	500,000	504,721
Series A, 144A, 6.375%, 5/1/2053	200,000	202,491
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2050	265,000	263,086
Series A, 5.0%, 6/15/2052	1,200,000	1,184,668
Series A, 5.0%, 6/15/2055	460,000	449,313
The accompanying notes are an integral part of the financial statements.

12	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	20,000	20,230
Series B, 5.0%, 7/1/2042	20,000	20,230
Series A-1, 5.0%, 7/1/2051	15,000	14,763
Series B, 5.0%, 7/1/2051	30,000	29,527
Series A-1, 5.0%, 2/1/2057	50,000	48,581
Series B, 5.0%, 7/1/2057	30,000	29,145
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	1,685,000	1,531,416
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	1,000,000	763,433
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2049	1,000,000	796,726
Florida, Tolomato Community Development District, Special Assessment:
Series 2015-2, 0%–6.61%, 5/1/2040 (d)	150,000	145,729
Series 2015-3, 6.61%, 5/1/2040* (c)	165,000	2
Florida, Village Community Development District No. 12, Special Assessment Revenue:
4.25%, 5/1/2043	355,000	336,976
4.375%, 5/1/2050	265,000	248,468
Florida, Village Community Development District No. 13, Special Assessment Revenue, 3.25%, 5/1/2052	260,000	195,618
Florida, Village Community Development District No. 14, 5.5%, 5/1/2053	650,000	671,035
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 5.25%, 5/1/2054	120,000	122,508
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 5.0%, 10/1/2047	400,000	403,444
Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2048	500,000	504,830
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	500,675
Miami-Dade County, FL, Aviation Revenue, Series B, AMT, 5.0%, 10/1/2040	470,000	477,812
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, 5.0%, 8/1/2047	665,000	665,324
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.0%, 10/1/2047	385,000	400,764
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	135,000	147,566
The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	13

	Principal Amount ($)	Value ($)
Series C, 7.625%, 5/15/2058	185,000	202,385
Pinellas County, FL, Industrial Development Authority Revenue, Foundation For Global Understanding, Inc. Project, 5.0%, 7/1/2039	825,000	827,166
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project, Series A, 5.5%, 11/15/2049	365,000	311,437
		13,981,192
Georgia 4.5%
Atlanta, GA, Development Authority Revenue Bonds, Series A-1, 5.0%, 7/1/2027	70,000	70,956
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	555,000	515,801
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	210,000	212,979
Fulton County, GA, Development Authority Hospital Revenue, Wellstar Health System, Obligated Inc. Project, Series A, 4.0%, 4/1/2050	225,000	210,601
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	775,000	662,258
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	620,000	552,563
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,220,000	1,221,596
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2049	1,000,000	1,010,030
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2047	450,000	425,585
		4,882,369
Hawaii 0.6%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	697,728
Illinois 14.8%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2032	105,000	108,574
Series A, 5.0%, 12/1/2033	100,000	103,191
Series H, 5.0%, 12/1/2036	245,000	249,269
Series A, 6.0%, 12/1/2049	600,000	657,743
The accompanying notes are an integral part of the financial statements.

14	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	200,000	203,343
Series A, 6.0%, 1/1/2038	555,000	576,943
Chicago, IL, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Zero Coupon, 6/15/2044, INS: AGMC	2,500,000	970,060
Chicago, IL, O’Hare International Airport Revenue, Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,000,269
Chicago, IL, O’Hare International Airport Revenue, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	975,000	976,939
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, 4.0%, 12/1/2050	95,000	85,769
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project, Series A, 5.0%, 6/15/2057	390,000	393,753
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	1,795,531
Illinois, State Finance Authority Revenue, Evangelical Retirement Homes, 5.0%, 2/15/2037* (c)	1,000,000	230,000
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	526,897
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 3.9% (b), 6/3/2024, LOC: TD Bank NA	1,100,000	1,100,000
Illinois, State Finance Authority, Health Services Facilities Lease Revenue, University of Health Services Facility Project, 4.0%, 10/1/2055	1,400,000	1,173,583
Illinois, State General Obligation:
5.0%, 2/1/2029	495,000	509,224
Series A, 5.0%, 10/1/2033	620,000	651,577
Series B, 5.0%, 10/1/2033	395,000	415,118
5.0%, 2/1/2039	2,000,000	2,001,260
5.0%, 5/1/2039	315,000	315,195
Series A, 5.0%, 12/1/2042	435,000	443,092
5.5%, 5/1/2039	385,000	416,917
Series C, 5.5%, 10/1/2045	500,000	543,167
5.75%, 5/1/2045	590,000	637,736
		16,085,150
Indiana 1.7%
Indiana, Finance Authority Revenue, DePauw University, Series A, 5.5%, 7/1/2052	1,000,000	1,027,108
Indiana, State Finance Authority, Tippecanoe LLC Student Housing Project, Series A, 5.0%, 6/1/2053	290,000	292,003
The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	15

	Principal Amount ($)	Value ($)
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	115,000	115,995
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series E, 6.0%, 3/1/2053	240,000	260,276
Series E, 6.125%, 3/1/2057	120,000	130,159
		1,825,541
Iowa 1.6%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	100,000	102,245
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series B, 7.5%, 5/15/2053	635,000	694,105
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	1,000,000	845,376
Iowa, Tobacco Settlement Authority Revenue:
“2", Series B-2, Zero Coupon, 6/1/2065	445,000	54,250
“2", Series B1, 4.0%, 6/1/2049	40,000	38,931
		1,734,907
Kentucky 0.8%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.25%, 6/1/2041	320,000	322,120
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project, Series A, 5.0%, 5/15/2052	510,000	525,638
		847,758
Louisiana 1.7%
Calcasieu Parish, LA, Memorial Hospital Service, District Hospital Revenue, 5.0%, 12/1/2039	500,000	466,058
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2046	1,000,000	1,004,234
Louisiana, Public Facilities Authority Revenue, Tulane University, Series A, 5.0%, 10/15/2052	345,000	364,312
		1,834,604
Maryland 4.2%
Maryland, Stadium Authority Built To Learn Revenue, Series A, 4.0%, 6/1/2047	1,065,000	1,008,902
Maryland, State Community Development Administration, Series B, 5.35% (b), 6/7/2024, SPA: TD Bank NA	500,000	500,000
The accompanying notes are an integral part of the financial statements.

16	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Maryland, State Community Development Administration, Department of Housing & Community Development, Residential Revenue, Series D, 5.05%, 3/1/2047	500,000	502,021
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project, 5.0%, 7/1/2056	1,225,000	1,220,940
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	375,000	378,787
Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,003,839
		4,614,489
Massachusetts 7.2%
Massachusetts, Educational Financing Authority Education Loan Revenue, Series B, AMT, 2.0%, 7/1/2037	115,000	96,984
Massachusetts, Educational Financing Authority, Issue M:
Series C, AMT, 3.0%, 7/1/2051	1,470,000	958,930
Series C, AMT, 4.125%, 7/1/2052	1,000,000	806,171
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035	5,000,000	5,107,161
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 3.625%, 7/1/2038	510,000	455,783
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series J-2-R, 4.0% (b), 6/3/2024, LOC: TD Bank NA	450,000	450,000
		7,875,029
Michigan 0.7%
Michigan, Economic Development Corp., Holland Home Obligated Group, Series 2021, 4.0%, 11/15/2045	750,000	600,433
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	90,000	90,844
Michigan, State Finance Authority Revenue, Tobacco Settlement Revenue, “1” , Series A, 4.0%, 6/1/2049	130,000	115,697
		806,974
Minnesota 2.1%
Minnesota, Duluth Economic Development Authority Revenue, Essentia Health Obligated Group, Series A, 5.0%, 2/15/2058	650,000	654,082
Minnesota, State Housing Finance Agency, Series L, AMT, 5.35%, 7/1/2036	660,000	680,990
The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	17

	Principal Amount ($)	Value ($)
Minnesota, State Office of Higher Education Revenue:
AMT, 2.65%, 11/1/2038	170,000	144,070
AMT, 4.0%, 11/1/2042	855,000	790,136
		2,269,278
Missouri 2.5%
Kansas City, MO, Industrial Development Authority, Airport Special Obligation, International Airport Terminal Modernization Project, Series B, AMT, 5.0%, 3/1/2046	1,000,000	1,022,144
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	500,000	482,650
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	365,000	320,932
Series A, 5.0%, 2/1/2046	65,000	62,744
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University, Series B, 4.1% (b), 6/3/2024, LOC: U.S. Bank NA	100,000	100,000
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	150,001
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	825,000	623,863
		2,762,334
Nebraska 0.1%
Nebraska, Central Plains Energy Project, Gas Project Revenue, Series A, 5.0%, 9/1/2029, GTY: Goldman Sachs Group, Inc.	70,000	72,524
Nevada 0.2%
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	1,500,000	192,841
New Hampshire 0.6%
New Hampshire, Business Finance Authority Revenue, “A” , Series 2, 4.0%, 10/20/2036	734,011	680,844
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037* (c)	62,524	6
Series A, 144A, 6.25%, 7/1/2042* (c)	78,154	8
		680,858
The accompanying notes are an integral part of the financial statements.

18	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
New Jersey 5.9%
Camden County, NJ, Improvement Authority School Revenue, KIPP Cooper Norcross Obligated Group, 6.0%, 6/15/2062	600,000	634,426
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	895,000	939,336
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039* (c)	705,000	450,229
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040* (c)	270,000	184,839
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	1,000,000	1,008,484
New Jersey, State Educational Facilities Authority Revenue, Steven Institute of Technology, Series A, 4.0%, 7/1/2050	495,000	429,135
New Jersey, State Educational Facilities Authority Revenue, Stockton University, Series A, 5.0%, 7/1/2041	340,000	344,246
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 3.5%, 12/1/2039	130,000	122,757
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	125,000	127,373
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2046	1,400,000	1,435,589
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series AA, 4.0%, 6/15/2050	180,000	166,818
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.25%, 6/1/2046	525,000	540,795
		6,384,027
New Mexico 0.3%
New Mexico, State Mortgage Finance Authority, “I” , Series D, 3.25%, 7/1/2044	340,000	278,707
New York 11.4%
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann’s Community Project, 5.0%, 1/1/2050	750,000	583,575
New York, Metropolitan Transportation Authority Revenue:
Series G-1, 3.41% (b), 6/7/2024, LOC: TD Bank NA	300,000	300,000
Series 2012-G1, 4.0% (b), 6/3/2024, LOC: Barclays Bank PLC	915,000	915,000
Series E-1, 4.0% (b), 6/3/2024, LOC: Barclays Bank PLC	800,000	800,000
Series D, 5.0%, 11/15/2027	215,000	222,415
Series D, 5.0%, 11/15/2033	500,000	524,509
Series C-1, 5.25%, 11/15/2055	1,605,000	1,654,388
The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	19

	Principal Amount ($)	Value ($)
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series D3, 4.0%, 11/15/2049	500,000	462,050
New York, State Dormitory Authority Revenue, State University, Series A, 5.0%, 7/1/2053	415,000	438,095
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	50,000	45,639
Series A, 4.0%, 7/1/2052	60,000	53,389
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, Series A, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group, Inc.	445,000	445,045
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
Series A, AMT, 5.0%, 1/1/2031	100,000	103,165
AMT, 5.625%, 4/1/2040	260,000	283,654
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 4.0%, 12/1/2042	300,000	279,664
AMT, 5.375%, 6/30/2060	835,000	865,984
AMT, 6.0%, 6/30/2054	100,000	109,693
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,198,736
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B, 4.0% (b), 6/3/2024, LOC: TD Bank NA	100,000	100,000
Series B-4C, 4.15% (b), 6/3/2024, LOC: U.S. Bank NA	300,000	300,000
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	60,000	60,848
New York City, NY, Housing Development Corp., Series C-1, 4.25%, 11/1/2052	1,000,000	932,256
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series B, 5.0%, 5/1/2048	1,000,000	1,069,756
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2048	625,000	631,245
		12,379,106
North Carolina 0.2%
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	250,000	243,690
North Dakota 0.1%
City of Grand Forks, ND, Altru Health System Obligated Group Revenue, Series A, 5.0%, 12/1/2053, INS: AGMC	105,000	106,954
The accompanying notes are an integral part of the financial statements.

20	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Ohio 5.6%
Buckeye, OH, Tobacco Settlement Financing Authority, “2” , Series B-2, 5.0%, 6/1/2055	3,310,000	2,965,891
Cleveland-Cuyahoga County, OH, Port Authority, Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2043	1,290,000	1,307,390
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project, Series A, 5.75%, 1/1/2053	190,000	195,559
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	615,000	620,105
Ohio, State Housing Finance Agency Revenue, Series B, 4.95%, 9/1/2054	965,000	976,618
		6,065,563
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	240,000	243,602
Series A, 5.5%, 8/15/2041	285,000	286,677
Series A, 5.5%, 8/15/2044	300,000	305,283
		835,562
Oregon 1.4%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	665,000	675,826
Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series A, 4.1% (b), 6/3/2024, LOC: U.S. Bank NA	900,000	900,000
		1,575,826
Pennsylvania 6.3%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	60,000	54,115
5.0%, 12/1/2053	170,000	142,931
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	600,000	577,021
5.25%, 7/1/2041	100,000	94,915
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	155,000	158,859
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	317,467
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	250,000	261,218
The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	21

	Principal Amount ($)	Value ($)
5.0%, 6/1/2035	125,000	130,505
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	747,955
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP, 5.0%, 12/31/2038	1,000,000	1,001,592
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 6.0%, 6/30/2061	1,500,000	1,646,589
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 141A, 5.75%, 10/1/2053	231,759	242,657
Pennsylvania, State Turnpike Commission Revenue:
Series FIRST, 5.0%, 12/1/2039	140,000	153,482
Series FIRST, 5.0%, 12/1/2040	145,000	156,692
Series FIRST, 5.0%, 12/1/2041	145,000	159,805
Series C, 5.0%, 12/1/2044	240,000	240,775
Philadelphia, PA, Authority For Industrial Development, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2051	325,000	254,182
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	500,000	511,977
		6,852,737
South Carolina 2.6%
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	2,000,000	1,719,908
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,071,354
		2,791,262
South Dakota 0.3%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project, Series A, 4.0%, 8/1/2056	410,000	319,185
Tennessee 2.7%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2036	260,000	268,051
Series A, 5.0%, 7/1/2044	400,000	406,378
Knox, TN, Health Educational & Housing Facility Board Revenue, Provident Group - UTK Properties LLC:
Series A-1, 5.5%, 7/1/2054, INS: BAM	295,000	316,533
Series A-1, 5.5%, 7/1/2059, INS: BAM	355,000	378,732
Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	250,000	251,311
The accompanying notes are an integral part of the financial statements.

22	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	625,000	441,061
Sevier County, TN, Public Building Authority, Local Government Public Improvement Bonds, Series B-1, 3.38% (b), 6/7/2024, LOC: Bank of America NA	500,000	500,000
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	400,000	419,512
		2,981,578
Texas 11.8%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, Prerefunded, 5.0%, 1/1/2040	230,000	233,609
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0% (a), 8/15/2053	605,000	609,990
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	750,000	765,794
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	1,250,000	1,251,509
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	685,000	583,350
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2045	665,000	667,173
5.0%, 1/1/2048	1,040,000	1,057,838
5.0%, 1/1/2050	315,000	319,475
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	455,000	371,595
Series A, 4.0%, 4/1/2054	235,000	181,313
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	105,000	89,049
Series A, 5.0%, 10/1/2051	160,000	126,426
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	1,000,000	1,010,136
Tarrant County, TX, Cultural Education Facilities Finance Corp., Buckner Retirement Services Revenue, 5.0%, 11/15/2046	1,000,000	940,227
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Health Project, Series D, 5.0%, 11/15/2051	1,000,000	1,031,475
The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	23

	Principal Amount ($)	Value ($)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 4.0% (b), 6/3/2024, LOC: TD Bank NA	300,000	300,000
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2041, INS: BAM	90,000	87,647
Series A, 5.0%, 8/1/2038	300,000	292,882
Texas, New Hope Cultural Education Facilities Finance Corp. Revenue, Bridgemoor Plano Project:
Series A-2, Zero Coupon, 12/31/2030	81,640	49,604
Series A-1, 7.25%, 12/31/2030	340,000	338,222
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	700,000	662,805
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	545,000	582,167
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments 3 LLC, AMT, 5.5%, 6/30/2040	400,000	430,901
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	826,773
		12,809,960
Utah 2.0%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2042	595,000	599,938
Series A, AMT, 5.0%, 7/1/2043	190,000	192,431
Series A, AMT, 5.0%, 7/1/2048	115,000	115,674
Utah, Infrastructure Agency Telecommunication Revenue:
Series A, 4.0%, 10/15/2036	435,000	412,304
Series A, 4.0%, 10/15/2041	100,000	89,672
Series A, 4.0%, 10/15/2042	215,000	190,873
Utah, Infrastructure Agency Telecommunications & Franchise Tax Revenue, Pleasant Gove City Project:
4.0%, 10/15/2041	300,000	284,060
4.0%, 10/15/2048	320,000	288,131
		2,173,083
Vermont 0.4%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St Michael’s College Inc., 144A, 5.25%, 10/1/2052	500,000	464,161
Virginia 4.3%
Roanoke County, VA, Economic Development Authority Revenue, Richfield Living, Series A, 5.25%, 9/1/2049	100,000	93,198
The accompanying notes are an integral part of the financial statements.

24	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living, Series A, 5.375%, 9/1/2054	230,000	214,355
Virginia, Housing Development Authority Revenue, Series G, 5.15%, 11/1/2052	1,000,000	1,036,122
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	100,000	96,458
144A, 5.0%, 9/1/2045	600,000	550,707
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	240,000	213,105
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	150,000	144,625
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2047	1,000,000	1,009,314
AMT, 5.0%, 12/31/2049	250,000	251,830
AMT, 5.0%, 12/31/2052	915,000	919,880
Virginia Beach, VA, State Beach Development Authority Residential Care Facility, Westminster-Canterbury on Chesapeake Bay Obligated Group, Series B-3, 5.375%, 9/1/2029	145,000	150,335
		4,679,929
Washington 3.3%
Port of Seattle, WA, Revenue Bonds, Series A, AMT, 5.0%, 5/1/2043	415,000	416,528
Skagit County, WA, Public Hospital District No. 1 Revenue, 5.5%, 12/1/2054	130,000	136,362
Washington, State Convention Center Public Facilities District, 4.0%, 7/1/2031	1,000,000	975,140
Washington, State Health Care Facilities Authority, CommonSpirit Health Obligation Group, Series A2, 5.0%, 8/1/2044	1,000,000	1,022,274
Washington, State Housing Finance Commission, Emerald Heights:
Series B-2, 4.0%, 7/1/2026	95,000	94,999
Series B-1, 4.75%, 7/1/2027	120,000	120,012
Washington, State Housing Finance Commission, Horizon House Project, 144A, 5.0%, 1/1/2038	250,000	239,525
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project, Series A, 144A, 5.0%, 1/1/2051	500,000	413,857
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	50,000	41,330
The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	25

	Principal Amount ($)	Value ($)
Series A, 144A, 5.0%, 7/1/2048	115,000	85,624
Series A, 144A, 5.0%, 7/1/2053	75,000	54,234
		3,599,885
West Virginia 1.9%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, AMT, 4.125% (a), 7/1/2045	1,250,000	1,244,825
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	400,000	407,945
Series A, 5.0%, 6/1/2047	405,000	409,875
		2,062,645
Wisconsin 10.6%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series B, 5.0%, 7/1/2048	1,340,000	1,032,667
Series B, 5.0%, 7/1/2053	250,000	185,766
Wisconsin, Public Finance Authority Revenue, Triad Educational Services Ltd., 5.5%, 6/15/2062	1,000,000	1,001,571
Wisconsin, Public Finance Authority, Eastern Michigan University, Series A-1, 5.625%, 7/1/2055, INS: BAM	770,000	829,681
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	200,000	186,630
5.0%, 7/1/2052	90,000	82,566
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	2,055,000	1,690,044
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	730,000	748,238
Wisconsin, Public Finance Authority, Hospital Revenue, Carson Valley Medical Center, Series A, 144A, 4.0%, 12/1/2051	410,000	317,664
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project, 144A, 4.0%, 4/1/2042	100,000	89,817
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group, 144A, 5.5%, 5/1/2039	520,000	459,009
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2052	1,000,000	901,408
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel, Series B, 144A, 6.0%, 2/1/2062	1,150,000	1,171,024
The accompanying notes are an integral part of the financial statements.

26	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	65,000	61,230
144A, 5.0%, 10/1/2048	510,000	462,664
144A, 5.0%, 10/1/2053	250,000	220,668
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 4.0% (b), 6/3/2024, LOC: Barclays Bank Plc	550,000	550,000
Wisconsin, State Housing & Economic Development Authority Home Ownership Revenue, Series A, 6.0%, 3/1/2054	1,420,000	1,533,743
		11,524,390
Guam 0.1%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	70,000	71,281
Puerto Rico 7.5%
Puerto Rico, Commonwealth Aqueduct and Sewer Authority, Series A, 144A, 5.0%, 7/1/2047	1,000,000	1,010,386
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	2,462,048	2,288,538
Series A1, 4.0%, 7/1/2046	250,000	226,109
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	3,476,000	1,113,373
Series A-1, 4.75%, 7/1/2053	3,500,000	3,478,022
		8,116,428
Other 0.3%
Freddie Mac Multi-Family ML Certificates, “A-CA” , Series 2021-ML10, 2.046%, 6/25/2038	472,571	364,310
Total Municipal Investments (Cost $168,629,660)		165,927,678

	Shares	Value ($)
Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 3.23% (e) (Cost $29,387)	29,385	29,387

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	27

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $168,659,047)	152.7	165,957,065
Series 2020-1 VMTPS	(55.2)	(60,000,000)
Other Assets and Liabilities, Net	2.5	2,707,304
Net Assets Applicable to Common Shareholders	100.0	108,664,369

*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of
May 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of May 31, 2024. Date shown reflects the earlier of demand date or stated maturity date.

(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)
Security is a “step-up”  bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(e)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
The accompanying notes are an integral part of the financial statements.

28	|	DWS Strategic Municipal Income Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$165,927,678	$—	$165,927,678
Open-End Investment Companies	29,387	—	—	29,387
Total	$29,387	$165,927,678	$—	$165,957,065

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	29

Statement of Assets and Liabilities
as of May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (cost $168,659,047)	$165,957,065
Receivable for investments sold	595,291
Interest receivable	2,451,784
Other assets	1,590
Total assets	169,005,730
Liabilities
Interest expense payable on preferred shares	247,557
Accrued management fee	84,975
Accrued Trustees' fees	3,563
Other accrued expenses and payables	5,266
Series 2020-1 VMTPS (liquidation value $60,000,000, see page 41 for more details)	60,000,000
Total liabilities	60,341,361
Net assets applicable to common shareholders, at value	$108,664,369
Net Assets Applicable to Common Shareholders Consist of
Distributable earnings (loss)	(17,089,279)
Paid-in capital	125,753,648
Net assets applicable to common shareholders, at value	$108,664,369
Net Asset Value
Net Asset Value per common share ($108,664,369 ÷ 11,047,862 outstanding shares of beneficial interest, $.01 par value, unlimited number of common shares authorized)	$9.84
The accompanying notes are an integral part of the financial statements.

30	|	DWS Strategic Municipal Income Trust

Statement of Operations
for the six months ended May 31, 2024 (Unaudited)

Investment Income
Income:
Interest	$3,971,124
Expenses:
Management fee	510,697
Services to shareholders	3,834
Custodian fee	1,270
Professional fees	50,189
Reports to shareholders	12,596
Trustees' fees and expenses	6,588
Interest expense	1,433,184
Stock Exchange listing fees	11,885
Other	22,665
Total expenses	2,052,908
Net investment income	1,918,216
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(1,287,814)
Change in net unrealized appreciation (depreciation) on investments	3,090,976
Net gain (loss)	1,803,162
Net increase (decrease) in net assets resulting from operations	$3,721,378
The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	31

Statement of Cash Flows
for the six months ended May 31, 2024 (Unaudited)

Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$3,721,378
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term investments	(24,924,929)
Net amortization of premium/(accretion of discount)	114,794
Proceeds from sales and maturities of long-term investments	26,846,515
(Increase) decrease in interest receivable	27,179
(Increase) decrease in other assets	162
(Increase) decrease in receivable for investments sold	(565,291)
Increase (decrease) in payable for investments purchased - when issued securities	(1,526,724)
Increase (decrease) in other accrued expenses and payables	(84,850)
Change in unrealized (appreciation) depreciation on investments	(3,090,976)
Net realized (gain) loss from investments	1,287,814
Cash provided by (used in) operating activities	$1,805,072
Cash Flows from Financing Activities
Distributions paid (net of reinvestment of distributions)	(1,805,072)
Cash provided by (used in) financing activities	(1,805,072)
Increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	$—
Supplemental disclosure
Interest expense paid on preferred shares	$(1,423,084)
The accompanying notes are an integral part of the financial statements.

32	|	DWS Strategic Municipal Income Trust

Statements of Changes in Net Assets
	Six Months Ended May 31, 2024	Year Ended November 30,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$1,918,216	$3,662,187
Net realized gain (loss)	(1,287,814)	(2,977,543)
Change in net unrealized appreciation (depreciation)	3,090,976	3,373,072
Net increase (decrease) in net assets applicable to common shareholders	3,721,378	4,057,716
Distributions to common shareholders	(1,815,172)	(3,967,605)
Fund share transactions:
Payments for shares repurchased	—	(1,302,998)
Net increase (decrease) in net assets from Fund share transactions	—	(1,302,998)
Increase (decrease) in net assets	1,906,206	(1,212,887)
Net assets at beginning of period applicable to common shareholders	106,758,163	107,971,050
Net assets at end of period applicable to common shareholders	$108,664,369	$106,758,163
Other Information:
Common shares outstanding at beginning of period	11,047,862	11,203,941
Shares repurchased	—	(156,079)
Net increase (decrease) in Fund shares	—	(156,079)
Common shares outstanding at end of period	11,047,862	11,047,862

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	33

Financial Highlights
	Six Months Ended 5/31/24	Years Ended November 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data Applicable to Common Shareholders
Net asset value, beginning of period	$9.66	$9.64	$12.82	$12.59	$12.69	$11.76
Income (loss) from investment operations:
Net investment income[a]	.17	.33	.45	.52	.52	.53
Net realized and unrealized gain (loss)	.17	.03	(3.15)	.28	(.10 )	1.00
Total from investment operations	.34	.36	(2.70)	.80	.42	1.53
Less distributions applicable to common shareholders from:
Net investment income	(.16 )	(.35 )	(.48 )	(.54 )	(.50 )	(.57 )
Net realized gains	—	(.01 )	—	(.03 )	(.02 )	(.03 )
Total distributions	(.16 )	(.36 )	(.48 )	(.57 )	(.52 )	(.60 )
Increase resulting from share repurchases[a]	—	.02	—	—	—	—
Net asset value, end of period	$9.84	$9.66	$9.64	$12.82	$12.59	$12.69
Market price, end of period	$9.49	$8.28	$8.34	$12.48	$11.29	$12.32
Total Return
Based on net asset value (%)[b]	3.69 *	4.61	(21.00)	6.69	3.98 [c]	13.68
Based on market price (%)[b]	16.67 *	3.64	(29.79)	15.82	(3.95)[c]	26.01
The accompanying notes are an integral part of the financial statements.

34	|	DWS Strategic Municipal Income Trust

Financial Highlights  (continued)

	Six Months Ended 5/31/24	Years Ended November 30,
	(Unaudited)	2023	2022	2021	2020	2019
Ratios to Average Net Assets Applicable to Common Shareholders and Supplemental Data
Net assets, end of period ($ millions)	109	107	108	144	141	142
Ratio of expenses before expense reductions (%) (including interest expense)[d,e]	3.72 **	4.31	2.60	1.85	2.33	2.89
Ratio of expenses after expense reductions (%) (including interest expense)[d,f]	3.72 **	4.31	2.60	1.85	2.23 [c]	2.89
Ratio of expenses after expense reductions (%) (excluding interest expense)[g]	1.12 **	1.27	1.19	1.11	1.05	1.12
Ratio of net investment income (%)	3.48 **	3.42	4.14	4.01	4.25	4.26
Portfolio turnover rate (%)	15 *	42	62	23	35	28
Senior Securities
Preferred Shares information at period end, aggregate amount outstanding:
Series 2018 MTPS ($ millions)	—	—	—	—	—	70
Series 2020-1 VMTPS ($ millions)	60	60	70	70	70	—
Asset coverage per share ($)[h]	281,107	277,930	254,244	305,228	301,553	75,787
Liquidation and market price per share ($)	100,000	100,000	100,000	100,000	100,000	25,000

[a]	Based on average common shares outstanding during the period.
[b]
Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price.
Each figure assumes that dividend and capital gain distributions, if any, were reinvested.
These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

[c]	For the year ended November 30, 2020, the Advisor had agreed to voluntarily reduce its management fee. Total return would have been lower had expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	35

Financial Highlights  (continued)

[d]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities and interest paid to shareholders of
Series 2018 MTPS and Series 2020-1 VMTPS.

[e]
The ratio of expenses before expense reductions (based on net assets of common and
Preferred Shares, including interest expense) was 2.41%, 2.62%, 1.65%, 1.25%, 1.54%
and 1.92% for the periods ended May 31, 2024, November 30, 2023, 2022, 2021,
2020 and 2019, respectively.

[f]
The ratio of expenses after expense reductions (based on net assets of common and
Preferred Shares, including interest expense) was 2.41%, 2.62%, 1.65%, 1.25%, 1.48%
and 1.92% for the periods ended May 31, 2024, November 30, 2023, 2022, 2021,
2020 and 2019, respectively.

[g]
The ratio of expenses after expense reductions (based on net assets of common and
Preferred Shares, excluding interest expense) was 0.73%, 0.77%, 0.75%, 0.75%,
0.70% and 0.74% for the periods ended May 31, 2024, November 30, 2023, 2022,
2021, 2020 and 2019, respectively.

[h]	Asset coverage per share equals net assets of common shares plus the liquidation value of the Preferred Shares divided by the total number of Preferred Shares outstanding at the end of the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

36	|	DWS Strategic Municipal Income Trust

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Strategic Municipal Income Trust (the “Fund” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as a closed-end, diversified management investment company organized as a Massachusetts business trust.
On March 28, 2024, the Fund’s Board of Trustees approved the termination of the Fund, pursuant to which the Fund will make a liquidating distribution to shareholders no later than November 30, 2024. On July 19, 2024, the Board of Trustees approved a Plan of Liquidation and Termination for the Fund (the “Plan” ). Under the terms of the Plan, the Fund will make a final liquidating distribution to shareholders on or about November 20, 2024.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are

DWS Strategic Municipal Income Trust	|	37

intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Inverse Floaters. The Fund may invest in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Option Bond Trust (the “TOB Trust” ). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the

38	|	DWS Strategic Municipal Income Trust

inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.
By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions, if any, as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued”  in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense on floating rate notes”  in the Statement of Operations.
The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.
The Fund did not invest in inverse floaters during the period.
When-Issued, Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.

DWS Strategic Municipal Income Trust	|	39

Certain risks may arise upon entering into when-issued, delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At November 30, 2023, the Fund had net tax basis capital loss carryforwards of $13,274,624, including short-term losses ($4,036,910) and long-term losses ($9,237,714), which may be applied against realized net taxable capital gains indefinitely or until the liquidation of the Fund.
At May 31, 2024, the aggregate cost of investments for federal income tax purposes was $168,239,712. The net unrealized depreciation for all investments based on tax cost was $2,282,647. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $4,590,892 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $6,873,539.
The Fund has reviewed the tax positions for the open tax years as of November 30, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, premium amortization on debt securities and interest income on defaulted securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.

40	|	DWS Strategic Municipal Income Trust

Preferred Shares. On May 31, 2024, the Fund had issued and outstanding 600 Variable Rate MuniFund Term Preferred Shares, Series 2020-1 ("Series 2020-1 VMTPS” ) with an aggregate liquidation preference of $60,000,000 ($100,000 per share). The Fund originally issued 700 shares of Series 2020-1 VMTPS with an aggregate liquidation preference of $70,000,000 on November 10, 2020. The shares were issued in a private offering with a stated maturity of November 10, 2049 and an early term redemption date (the “Early Term Redemption Date” ) of six months following a rate period termination date (the “Rate Period Termination Date” ), which Rate Period Termination Date was initially set at 36 months from the date of original issuance. On November 2, 2023, the Fund redeemed 100 shares of Series 2020-1 VMTPS with an aggregate liquidation preference of $10,000,000. Subsequently, on November 10, 2023, the Fund extended the Series 2020-1 VMTPS Rate Period Termination Date and Early Term Redemption Date to November 10, 2026 and May 10, 2027, respectively. In addition, effective November 16, 2023, the spread component of the Series 2020-1 VMTPS dividend rate was increased by 0.07%.
Subject to an election by the holder(s) of the Series 2020-1 VMTPS to retain the Series 2020-1 VMTPS, the Series 2020-1 VMTPS are subject to mandatory tender beginning twenty business days prior to the Early Term Redemption Date, during which time such shares may be remarketed. At its option, the Fund may redeem in whole or in part the Series 2020-1 VMTPS from time to time at a redemption price equal to the liquidation preference of the Series 2020-1 VMTPS to be redeemed and all accumulated but unpaid dividends thereon to, but excluding, the redemption date, plus an optional redemption premium if such optional redemption occurs prior to November 10, 2025. The dividend rate for Series 2020-1 VMTPS is set weekly at a spread (dependent on the then current ratings of the Series 2020-1 VMTPS) over the Securities Industry and Financial Markets Association (“SIFMA” ) Municipal Swap Index. The average annualized dividend rate on the Series 2020-1 VMTPS for the period December 1, 2023 through May 31, 2024 was 4.78%. In the Fund’s Statement of Assets and Liabilities, the Series 2020-1 VMTPS’ aggregate liquidation preference is shown as a liability since the Series 2020-1 VMTPS have a stated mandatory redemption date. Dividends paid on the Series 2020-1 VMTPS are treated as interest expense and recorded as incurred. For the period December 1, 2023 through May 31, 2024, interest expense related to Series 2020-1 VMTPS amounted to $1,433,184. Costs directly related to the issuance of Series 2020-1 VMTPS were deferred and amortized over 36 months based on the initial Rate Period Termination Date. The Series 2020-1 VMTPS are senior in priority to the Fund’s outstanding common shares as to payments of dividends and distributions upon liquidation.

DWS Strategic Municipal Income Trust	|	41

Under the terms of a purchase agreement between the Fund and the initial purchaser of the Series 2020-1 VMTPS, the Fund is subject to various investment restrictions, coverage ratios and covenants. These restrictions are, in certain respects, more restrictive than those to which the Fund is otherwise subject in accordance with its investment objective and policies. Such restrictions may limit the investment flexibility that might otherwise be pursued by the Fund if the Series 2020-1 VMTPS were not outstanding. In addition, the Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agency that rates the Series 2020-1 VMTPS, which guidelines may be changed by the rating agency, in its sole discretion, from time to time. These guidelines may be more stringent than requirements imposed on the Fund by the 1940 Act or its policies. Moreover, the Fund is required to maintain various asset coverage ratios with respect to the Series 2020-1 VMTPS in accordance with the purchase agreement, the statement governing the 2020-1 VMTPS and the 1940 Act.
In anticipation of the Fund’s pending liquidation, the Fund currently expects to eliminate its financial leverage by liquidating its Variable Rate MuniFund Term Preferred Shares, Series 2020-1 prior to the Cessation Date. Under the terms of the Plan, the Cessation Date for the Fund is expected to occur on or about November 13, 2024.
The 1940 Act requires that the preferred shareholders of the Fund, voting as a separate class, have the right to: a) elect at least two trustees at all times, and b) elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise required by law or under the terms of the preferred shares, each preferred share is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.
Leverage involves risks and special considerations for the Fund’s common shareholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Funds’ common shares than a comparable portfolio without leverage; the risk that fluctuations in the Fund’s preferred stock dividend rates or interest rates will reduce the return to common shareholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund’s common shares. Changes in the value of the Fund’s portfolio will be borne entirely by the common shareholders. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem preferred shares to comply with asset coverage or other

42	|	DWS Strategic Municipal Income Trust

restrictions imposed under the terms of the preferred shares. There is no assurance that the Fund’s leveraging strategy will be successful.
Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund’s custodian bank at May 31, 2024.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.
Purchases and Sales of Securities
During the six months ended May 31, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $24,924,929 and $26,846,515, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.60% of the Fund’s average weekly net assets, computed and accrued daily and payable monthly. Average weekly net assets, for purposes of determining the management fee, means the average weekly value of the total assets of the Fund, minus the sum of accrued liabilities of the Fund (other than the liquidation value of the Series 2020-1 VMTPS).

DWS Strategic Municipal Income Trust	|	43

Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2024, the amounts charged to the Fund by DSC aggregated $2,553, of which $867 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended May 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $563, of which $170 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended May 31, 2024, the Fund engaged in securities purchases of $9,365,000 and securities sales of $7,050,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2024, there was one shareholder account that held approximately 14% of the outstanding shares of the Fund.
E.
Share Repurchases
The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund’s shares trade at a discount to their net asset value. During the six months ended May 31, 2024 and the year ended November 30, 2023, the Fund purchased 0 and 156,079, of its shares of beneficial interest on the open market at a total cost of $0 and $1,302,998 ($0 and $8.35 average per share), respectively. The average discount of these purchases, comparing the purchase price to the net asset value at the time of purchase, was 14.56%.

44	|	DWS Strategic Municipal Income Trust

On September 22, 2023, the Fund announced that the Fund’s Board of Trustees had extended the Fund’s existing open market share repurchase program for an additional 12-month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period from December 1, 2023 until November 30, 2024, when the Fund’s shares trade at a discount to net asset value. The Board’s authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2022 and ran until November 30, 2023.
Plan of Liquidation and Termination of the Fund
On March 28, 2024, the Fund’s Board of Trustees approved the termination of the Fund, pursuant to which the Fund will make a liquidating distribution to shareholders no later than November 30, 2024.
On July 19, 2024, the Board of Trustees approved a Plan of Liquidation and Termination for the Fund (the “Plan” ) related to the previously announced liquidation of the Fund to occur no later than November 30, 2024. As further described below, a final liquidating distribution is expected to be made on or about November 20, 2024, for the Fund.
Under the terms of the Plan, the “Cessation Date”  for the Fund is expected to occur on or about November 13, 2024. As provided in the Plan, at the close of business on the Cessation Date, the Fund will cease to engage in any business activities, except for the purpose of liquidating and winding up its affairs, and the books of the Fund will be closed. Effective the business day following the Cessation Date, the Fund’s shares will not be transferable (except for the settlement of prior transactions), and it is anticipated that trading in the Fund’s common shares on the New York Stock Exchange will cease. The Fund will subsequently seek to reduce all remaining portfolio securities to cash or cash equivalents and make a final liquidating distribution to common shareholders on or about November 20, 2024. Holders of preferred shares, if any, will receive a liquidating distribution equal to the liquidation preference plus unpaid dividends. The Cessation Date may be extended if necessary or appropriate in connection with the orderly liquidation of the Fund or to protect the interests of the Fund’s shareholders.
The Fund currently expects to eliminate its financial leverage by redeeming all of its outstanding Variable Rate MuniFund Term Preferred Shares, Series 2020-1 prior to the Cessation Date. In addition, prior to the Cessation Date and subject to portfolio management’s discretion, the Fund intends to begin the process of converting its portfolio securities to

DWS Strategic Municipal Income Trust	|	45

more liquid investments, including variable rate demand notes (“VRDNs” ), cash or cash equivalents. As the Fund begins to transition its portfolio to more liquid investments, its net investment income may decline, which, in turn, may reduce its remaining regular monthly dividends. Moreover, during the transition process, the Fund may invest in short-term taxable investments. Consequently, under such circumstances, the Fund may not achieve its investment objective of providing a high level of current income exempt from federal income tax. Lastly, as the Cessation Date nears, the Fund may have less than 80% of its net assets, plus the amount of any borrowings for investment purposes, invested in municipal securities.
The Fund’s last anticipated regular monthly dividend will be for the month of October 2024. Any net investment income earned in November 2024 would be included as part of the Fund’s final liquidating distribution to common shareholders.

46	|	DWS Strategic Municipal Income Trust

Dividend Reinvestment and Cash Purchase Plan
The Board of Trustees of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the “Plan” ) for shareholders that elect to have all dividends and distributions automatically reinvested in shares of the Fund (each a “Participant” ). SS&C GIDS, Inc. (the “Plan Agent” ) has been appointed by the Fund’s Board of Trustees to act as agent for each Participant.
A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at dws.com or by calling (800) 294-4366.
If you wish to participate in the Plan and your shares are held in your own name, contact DWS Service Company (the “Transfer Agent” ) at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.
The Transfer Agent will establish a Dividend Investment Account (the “Account” ) for each Participant in the Plan. The Transfer Agent will credit to the Account of each Participant any cash dividends and capital gains distributions (collectively, “Distributions” ) paid on shares of the Fund (the “Shares” ) and any voluntary cash contributions made pursuant to the Plan. Shares in a Participant’s Account are transferable upon proper written instructions to the Transfer Agent.
If, on the valuation date for a Distribution, Shares are trading at a discount from net asset value per Share, the Plan Agent shall apply the amount of such Distribution payable to a Participant (less a Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Shares for a Participant’s Account. If, on the valuation date for a Distribution, Shares are trading at a premium over net asset value per Share, the Fund will issue on the payment date, Shares valued at net asset value per Share on the valuation date to the Transfer Agent in the aggregate amount of the funds credited to a Participant’s Account. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the

DWS Strategic Municipal Income Trust	|	47

Shares on the valuation date if the net asset value per Share of the Shares on the valuation date is less than 95% of the fair market value of the Shares on the valuation date. The valuation date will be the payment date for Distributions. Open-market purchases will be made on or shortly after the valuation date for Distributions, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.
A Participant may from time to time make voluntary cash contributions to his or her Account in a minimum amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of Shares for the Participant’s Account. Such voluntary contributions will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Voluntary cash contributions received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional Shares as of that investment date. No interest will be paid on voluntary cash contributions held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Voluntary cash contributions should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):
DWS Strategic Municipal Income Trust
Dividend Reinvestment and Cash Purchase Plan
c/o DWS Service Company
P.O. Box 219066
Kansas City, MO 64121-9066
(800) 294-4366
Participants may withdraw their entire voluntary cash contribution by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.
The cost of Shares acquired for each Participant’s Account in connection with the Plan shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases.
The reinvestment of Distributions does not relieve the Participant of any tax that many be payable on the Distributions. The Transfer Agent will

48	|	DWS Strategic Municipal Income Trust

report to each Participant the taxable amount of Distributions credited to his or her Account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for Shares issued by the Fund, the fair market value of the Shares issued to the Participant.
The Fund may amend the Plan at any time or times but, only by mailing to each Participant appropriate written notice at least 90 days prior to the effective date thereof except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority in which case such amendment shall be effective as soon as practicable. The Plan also may be terminated by the Fund.
Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective immediately following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten calendar days prior to the record date for the Distribution; otherwise such withdrawal will be effective after the investment of the current Distribution. When a Participant withdraws from the Plan, or when the Plan is terminated by the Fund, the Participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his or her Shares in the Plan and send the proceeds to the Participant, less brokerage commissions.
All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to DWS Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.

DWS Strategic Municipal Income Trust	|	49

Additional Information

Automated Information Line	DWS Closed-End Fund Info Line (800) 349-4281
Web Site	dws.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	DWS Attn: Secretary of the DWS Funds 100 Summer Street Boston, MA 02110
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	SS&C GIDS, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Shareholder Service Agent and Transfer Agent	DWS Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company One Congress Street, Suite 1 Boston, MA 02114-2016
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.

50	|	DWS Strategic Municipal Income Trust

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

NYSE Symbol	KSM
CUSIP Number	Common Shares 23342Q 101

DWS Strategic Municipal Income Trust	|	51

222 South Riverside Plaza
Chicago, IL 60606-5808
DSMIT-3
(R-027926-13 7/24)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 29	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a

Total	-	n/a	n/a	n/a

The Fund may from time to time repurchase shares in the open market.

On September 22, 2023, the Fund announced that the Fund’s Board of Trustees had extended the Fund’s existing open market share repurchase program for an additional 12-month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period from December 1, 2023 until November 30, 2024, when the Fund’s shares trade at a discount to net asset value. The Board’s authorization of the repurchase program extension follows the previous above-described repurchase program which commenced on December 1, 2022 and ran until November 30, 2023

Item 15.	Submission of Matters to a Vote of Security.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	7/30/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	7/30/24

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	7/30/24